Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.28%
Aerospace & Defense–2.82%
General Dynamics Corp.	161,593	$23,702,461
Lockheed Martin Corp.	247,367	79,607,648
		103,310,109
Asset Management & Custody Banks–1.15%
Waddell & Reed Financial, Inc., Class A	1,664,556	42,096,621
Automobile Manufacturers–1.36%
Bayerische Motoren Werke AG (Germany)	587,125	49,891,322
Brewers–2.27%
Molson Coors Beverage Co., Class B	1,654,801	83,004,818
Communications Equipment–1.09%
Cisco Systems, Inc.	899,618	40,104,970
Construction Machinery & Heavy Trucks–1.05%
Caterpillar, Inc.	209,936	38,384,698
Diversified Banks–1.15%
Bank of America Corp.	1,415,293	41,963,437
Electric Utilities–5.39%
Duke Energy Corp.	487,942	45,866,548
Entergy Corp.	334,268	31,865,769
Exelon Corp.	1,001,861	41,637,343
Pinnacle West Capital Corp.	395,461	29,758,440
Portland General Electric Co.	1,142,725	48,325,840
		197,453,940
Electrical Components & Equipment–3.26%
ABB Ltd. (Switzerland)	2,078,615	61,347,602
Emerson Electric Co.	731,422	58,038,336
		119,385,938
Food Distributors–0.97%
Sysco Corp.	495,372	35,424,052
Gas Utilities–2.82%
National Fuel Gas Co.	1,608,470	64,757,002
Southwest Gas Holdings, Inc.	641,655	38,473,634
		103,230,636
General Merchandise Stores–2.42%
Target Corp.	488,524	88,505,893
Health Care Equipment–0.84%
Medtronic PLC	276,870	30,823,937
Home Improvement Retail–1.64%
Lowe’s Cos., Inc.	360,087	60,080,516
Household Products–4.08%
Kimberly-Clark Corp.	319,662	42,227,350
Procter & Gamble Co. (The)	834,935	107,047,017
		149,274,367
Shares		Value
Hypermarkets & Super Centers–1.18%
Walmart, Inc.	308,584	$43,352,966
Industrial Machinery–2.71%
Kennametal, Inc.	1,349,750	51,128,530
Snap-on, Inc.	267,544	48,155,245
		99,283,775
Integrated Oil & Gas–3.52%
Chevron Corp.	354,308	30,187,042
Exxon Mobil Corp.	630,581	28,275,252
TOTAL SE (France)	1,671,803	70,577,050
		129,039,344
Integrated Telecommunication Services–4.55%
AT&T, Inc.	2,149,493	61,539,985
Deutsche Telekom AG (Germany)	1,430,635	25,513,083
Verizon Communications, Inc.	1,454,519	79,634,915
		166,687,983
IT Consulting & Other Services–1.14%
International Business Machines Corp.	351,968	41,922,909
Motorcycle Manufacturers–1.54%
Harley-Davidson, Inc.	1,409,457	56,505,131
Multi-line Insurance–1.19%
Hartford Financial Services Group, Inc. (The)	905,043	43,460,165
Multi-Utilities–5.41%
Dominion Energy, Inc.	1,168,978	85,206,807
National Grid PLC (United Kingdom)	5,334,727	62,013,026
Public Service Enterprise Group, Inc.	438,837	24,763,572
Sempra Energy	212,517	26,301,104
		198,284,509
Oil & Gas Storage & Transportation–1.36%
Enbridge, Inc. (Canada)	1,480,307	49,731,370
Packaged Foods & Meats–9.31%
Campbell Soup Co.	1,958,425	94,219,827
Conagra Brands, Inc.	1,115,069	38,581,387
General Mills, Inc.	1,671,285	97,101,659
Kraft Heinz Co. (The)	1,537,440	51,519,614
Nestle S.A. (Switzerland)	531,085	59,495,650
		340,918,137
Paper Packaging–2.16%
International Paper Co.	802,407	40,369,096
Sonoco Products Co.	668,260	38,698,937
		79,068,033
Pharmaceuticals–9.42%
AstraZeneca PLC (United Kingdom)	273,391	27,911,853
Bayer AG (Germany)	562,566	34,083,768
Eli Lilly and Co.	286,207	59,522,470
GlaxoSmithKline PLC (United Kingdom)	2,084,009	38,714,836
Johnson & Johnson	745,397	121,596,613

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	820,648	$63,247,341
		345,076,881
Property & Casualty Insurance–3.11%
Chubb Ltd.	374,968	54,621,588
Travelers Cos., Inc. (The)	433,629	59,103,633
		113,725,221
Regional Banks–7.00%
Cullen/Frost Bankers, Inc.	484,091	44,652,554
Fifth Third Bancorp	1,974,960	57,135,593
M&T Bank Corp.	652,130	86,387,661
Regions Financial Corp.	4,006,138	68,144,407
		256,320,215
Restaurants–2.08%
McDonald’s Corp.	367,423	76,365,196
Semiconductors–0.64%
Microchip Technology, Inc.	172,069	23,420,312
Soft Drinks–2.20%
Coca-Cola Co. (The)	1,672,760	80,543,394
Specialized REITs–2.50%
Crown Castle International Corp.	319,497	50,883,092
Weyerhaeuser Co.	1,301,131	40,582,276
		91,465,368
Specialty Chemicals–1.95%
DuPont de Nemours, Inc.(b)	899,092	71,432,859
Total Common Stocks & Other Equity Interests (Cost $2,876,960,832)		3,489,539,022
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–0.02%
Tobacco–0.02%
Reynolds American, Inc. (United Kingdom), 7.00%, 08/04/2041 (Cost $358,584)(c)	$354,000	$489,596
Shares
Money Market Funds–4.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	51,593,991	51,593,991
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	59,712,061	59,735,946
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	58,964,561	58,964,561
Total Money Market Funds (Cost $170,281,473)		170,294,498
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $3,047,600,889)		3,660,323,116
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.13%
Invesco Private Government Fund, 0.01%(d)(e)(f)	16,551,826	16,551,826
Invesco Private Prime Fund, 0.11%(d)(e)(f)	24,817,813	24,827,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,379,566)		41,379,566
TOTAL INVESTMENTS IN SECURITIES–101.08% (Cost $3,088,980,455)		3,701,702,682
OTHER ASSETS LESS LIABILITIES—(1.08)%		(39,397,221)
NET ASSETS–100.00%		$3,662,305,461
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$113,108,843	$61,319,554	$(122,834,406)	$-	$-	$51,593,991	$26,386
Invesco Liquid Assets Portfolio, Institutional Class	103,684,370	43,799,681	(87,738,861)	(30,283)	21,039	59,735,946	104,711
Invesco Treasury Portfolio, Institutional Class	129,267,249	70,079,490	(140,382,178)	-	-	58,964,561	25,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	112,940,764	(96,388,938)	-	-	16,551,826	1,200*
Invesco Private Prime Fund	-	111,464,038	(86,640,882)	-	4,584	24,827,740	3,439*
Total	$346,060,462	$399,603,527	$(533,985,265)	$(30,283)	$25,623	$211,674,064	$161,406

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,059,990,832	$429,548,190	$—	$3,489,539,022
U.S. Dollar Denominated Bonds & Notes	—	489,596	—	489,596
Money Market Funds	170,294,498	41,379,566	—	211,674,064
Total Investments	$3,230,285,330	$471,417,352	$—	$3,701,702,682
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Dividend Income Fund